Schedule of Financial Reports (Details) (Parenthetical)	Oct. 09, 2020 $ / shares	Oct. 09, 2020 $ / shares	Sep. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 $ / shares
Shares issued price per share | (per share)	$ 0.49	$ 0.49	$ 0.05
Units Issued Three [Member]
Shares issued price per share					$ 0.04
Units Issued for Debt Settlement One [Member]
Shares issued price per share				$ 0.09	0.09
Shares Issued for Debt Settlement [Member]
Shares issued price per share				$ 0.14	$ 0.14